Debt (Details Narrative)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 21, 2018 USD ($) Integer $ / shares shares	Feb. 28, 2018 USD ($) Integer	Jan. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Oct. 22, 2018 shares	Oct. 09, 2018 shares	Sep. 24, 2018 shares	Apr. 19, 2018 shares	Dec. 20, 2017 USD ($)	Sep. 28, 2017 USD ($)	Jun. 30, 2017 shares
Face amount of note			$ 224,000
Interest rate			12.00%
Debt instrument, conversion into shares (in shares) | shares						437,500
Number of promissory notes | Integer		2
Debt instrument, exchange amount			$ 200,000
Common stock, shares issued | shares				47,147,804	47,147,804	42,661,228							38,000,663
Garden State Securities, Inc. ("GSS") [Member]
Warrant to purchase shares of common stock | shares										86,957
Standby Equity Distribution Agreement [Member]
Common stock, shares issued | shares							300,000	274,292
Subsequent Event [Member]
Face amount of note				$ 233,334	$ 233,334
Subsequent Event [Member] | Warrant [Member]
Common stock purchase price per share | $ / shares						$ 0.75
Warrant period						5 years
Warrant to purchase shares of common stock | shares						600,000
Loans Payable Five [Member]
Face amount of note		$ 150,000
Maturity date					Aug. 08, 2019	Aug. 31, 2018
Interest rate				14.00%	14.00%
Debt instrument, exchange amount		132,000
Debt instrument, discount		18,000
Debt instrument, unamortized discount				$ 0	$ 0	$ 3,680
Debt default, interest rate				12.00%	12.00%
Amount of unpaid principal and interest balance				$ 170,564	$ 170,564
Loans Payable Five [Member] | Subsequent Event [Member]
Common stock share issuable upon extinguishment of debt | shares				245,207	245,207
Loans Payable Four [Member]
Face amount of note		$ 84,000
Maturity date						Aug. 31, 2018
Interest rate		12.00%
Debt instrument, exchange amount		$ 75,000
Debt instrument, discount		9,000
Common stock, shares issued | shares									123,324
Loans Payable Three [Member]
Face amount of note		28,000
Maturity date						Aug. 31, 2018
Debt instrument, exchange amount		25,000
Debt instrument, discount		$ 3,000
Debt instrument, unamortized discount						$ 2,635
Loans Payable Two [Member]
Face amount of note											$ 150,000
Maturity date						Dec. 20, 2018
Loans Payable One [Member]
Face amount of note												$ 200,000
Maturity date						Sep. 30, 2018
Several promissory notes [Member]
Face amount of note	$ 880,000
Interest rate	10.00%
Exchange for cash payment	$ 800,000
Common stock purchase price per share | $ / shares	$ 0.70
Debt Instrument, Term	12 months
Number of installments | Integer	6
Increase in interest	12.00%
Discount on conversion common stock	20.00%
Several promissory notes [Member] | Warrant [Member]
Common stock purchase price per share | $ / shares	$ 0.75
Warrant period	5 years
Warrant to purchase shares of common stock | shares	400,000
Several promissory notes [Member] | One investor [Member]
Maturity date				Sep. 30, 2019
Convertible debt				$ 220,000	$ 220,000
Several promissory notes [Member] | Other investors [Member]
Convertible debt				660,000	660,000
Convertible debt, accrued interest				987,641	987,641
Several promissory notes [Member] | Investors [Member]
Face amount of note				$ 960,000	$ 960,000
Interest rate				7.00%	7.00%
Exchange for cash payment				$ 900,000
Debt Instrument, Term				18 months
Convertible debt, beneficial conversion feature				$ 839,378
Description for the repayment of debt				After six months, the Company will repay the investors interest and principle in twelve equal installments
Convertible debt, terms of conversion feature				The principle and interest of the note is convertible into the Company’s common stock at a purchase price of $0.75 per common share at any time after the Original Issue Date
Debt default, description				If the Company defaults on the Notes, the interest is increased to 15% and at the investors option, the principle and interest can be converted into the Company common stock at a 20% discount to the then current market price
Promissory note [Member]
Face amount of note	$ 440,000
Interest rate	10.00%
Exchange for cash payment	$ 400,000
Common stock purchase price per share | $ / shares	$ 0.70
Debt Instrument, Term	12 months
Number of installments | Integer	6
Increase in interest	12.00%
Discount on conversion common stock	20.00%
Promissory note [Member] | Warrant [Member]
Warrant period	5 years
Warrant to purchase shares of common stock | shares	200,000